Net Loss per Share (Details) - Schedule of calculation of basic and diluted net loss per share - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net loss attributable to Stratasys Ltd. for basic and diluted net loss per share	$ (104,285,000)	$ (120,283,000)	$ (123,074,000)
Denominator:
Weighted average shares – denominator for basic and diluted net loss per share	81,602,000	70,858,000	68,666,000
Net loss per share Basic and diluted	$ (1.28)	$ (1.70)	$ (1.79)